General and administrative expenses	9 Months Ended
Sep. 30, 2019
General and administrative expenses
General and administrative expenses

12.General and administrative expenses

	Three months ended		Nine months ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Rent	$87,777	$110,779	$283,261	$283,820
Office expenses	407,095	113,602	1,181,434	340,776
Legal and professional	522,183	490,622	1,343,885	999,785
Consulting fees	535,303	362,585	1,373,906	736,680
Investor relations	53,112	254,248	261,814	416,631
Salaries	718,388	354,689	1,383,896	818,306
	$2,323,858	$1,686,525	$5,828,196	$3,595,998